Stockholders and Other Loans Payable	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Stockholders and Other Loans Payable
5. Stockholders and Other Loans Payable

Stockholder and other loans payable consisted of advances by individuals and companies to the Group.  Certain of the lenders were either stockholders or were related to stockholders.  None of these loans were supported by notes and none had a provision for interest or repayment.  The Company has imputed interest on these loans.  The rates of interest used to impute interest on these loans range from 4% per annum to 15% per annum during the periods in which these loans were outstanding and represent management’s best estimate of the interest rates that would be applicable to Company in a third-party marketplace.  These loans were converted into common shares of SPHSA which were then exchanged for shares of Common Stock in the acquisition of SPHSA that was completed on June 12, 2013, at which time interest on these loans was no longer required to be imputed.  Imputed interest on these loans was $105,925, $380,414 and $2,469,862 for the years ended December 31, 2013 and 2012 and for the period from inception to December 31, 2013, respectively.  These amounts are included in interest expense in the accompanying consolidated statements of operations and are reflected as an increase in additional paid-in capital in the accompanying consolidated statements of stockholders’ deficit.

In October 2012, the Company and three lenders whose balances were reflected in Other Loans Payable at December 31, 2012 revised their agreements orally and these agreements were later formalized in writing effective January 2013.  The Company agreed with each of these lenders that it would pay interest at 5% per annum on the outstanding balances retroactive to the time that the loans were made in 2011 and it would repay each of these lenders $105,000 in October 2012.  Interest on these loans was approximately $3,100, $13,800 and $27,700 for the years ended December 31, 2013 and 2012 and for the period from inception to December 31, 2013, respectively.  On April 4, 2013, these lenders and the Company further agreed that the lenders would be granted the right to convert each $1.00 of principal and interest that was unpaid under their agreements into one share of Common Stock upon the effective date of the Company’s registration statement which the Company had filed to register the resale of certain shares of the Common Stock.  Pursuant to these agreements, these loans were converted into shares of Common Stock at the time that the registration statement was declared effective on May 16, 2013.

On April 4, 2013, SPMSA borrowed ZAR 2 million (approximately $201,000) from a lender pursuant to a note.  The terms of the loan provide for interest of 2% per month on the outstanding balance which is payable together with the principal balance no later than December 31, 2013.  An officer and stockholder of the Company has deposited 1,000,000 shares of Common Stock with the lender as security for the repayment of the loan to SPMSA.  On September 26, 2013, the repayment date was extended to October 31, 2013.  On October 31, 2013, the repayment date was extended to November 30, 2013.  On November 21, 2013, the repayment date was further extended to March 31, 2014.  Interest on this loan was approximately $41,700 for the year ended December 31, 2013 and for the period from inception to December 31, 2013, respectively.  As of December 31, 2013, the unpaid balance on this loan was $231,490 and is included in loans payable in the accompanying Consolidated Balance Sheet.